Future Minimum Lease Payments For Non-Cancelable Agreements For Licensed Copyrights and Produced Content (Detail) - Dec. 31, 2020 - Licensed copyrights ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Commitment And Contingencies [Line Items]
2021	¥ 10,480	$ 1,606
2022	6,239	956
2023	3,421	524
2024	1,286	197
2025	345	53
Thereafter	0	0
Future Minimum Payments Under Non-Cancelable Licensing agreements	¥ 21,771	$ 3,336